Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate	11 Months Ended
Dec. 31, 2021
Schedule of federal income tax rate to the Company’s effective tax rate [Abstract]
U.S. federal statutory rate	21.00%
Change in fair value of warrant derivative liability	(30.40%)
Offering costs attributable to warrants	7.60%
Change in valuation allowance	1.80%
Income tax provision